UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%

Security	Shares	Value
Aerospace & Defense — 0.9%
CAE, Inc.	1,040,098	$22,100,945

		$22,100,945

Auto Components — 0.8%
Continental AG	135,213	$21,368,576

		$21,368,576

Banks — 8.9%
Banco Santander SA	3,540,223	$16,789,976
Bank of America Corp.(1)	1,008,632	28,715,753
Canadian Imperial Bank of Commerce	337,809	28,642,871
Citigroup, Inc.(1)	515,610	33,236,221
ING Groep NV	1,896,928	22,508,584
KeyCorp(1)	1,549,639	25,522,554
Nordea Bank AB	1,414,839	12,876,850
Societe Generale SA	453,136	14,128,551
UniCredit SpA	1,020,837	11,801,357
Wells Fargo & Co.(1)	555,470	27,168,038

		$221,390,755

Beverages — 3.7%
Anheuser-Busch InBev SA/NV	230,110	$17,581,153
Coca-Cola Co. (The)(1)	910,686	43,831,317
Diageo PLC(1)	805,001	30,724,002

		$92,136,472

Building Products — 1.1%
Assa Abloy AB, Class B(1)	1,550,045	$28,883,695

		$28,883,695

Chemicals — 3.1%
BASF SE	325,695	$23,859,643
Ecolab, Inc.(1)	224,279	35,474,209
Sika AG	147,630	19,495,401

		$78,829,253

Consumer Finance — 2.0%
Discover Financial Services	302,743	$20,432,125
Navient Corp.	1,191,189	13,579,555
OneMain Holdings, Inc.(2)	499,213	14,921,476

		$48,933,156

Diversified Financial Services — 1.4%
ORIX Corp.(1)	2,380,110	$35,901,137

		$35,901,137

Security	Shares	Value
Electric Utilities — 3.1%
Iberdrola SA	3,732,030	$30,847,009
NextEra Energy, Inc.(1)	263,151	47,098,766

		$77,945,775

Electrical Equipment — 3.0%
Legrand SA	405,025	$23,996,285
Melrose Industries PLC	23,474,181	52,031,179

		$76,027,464

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.(1)	175,379	$14,603,809
Keyence Corp.	67,853	34,918,178

		$49,521,987

Energy Equipment & Services — 0.9%
Halliburton Co.	725,308	$22,745,659

		$22,745,659

Entertainment — 3.1%
Activision Blizzard, Inc.(1)	647,030	$30,565,697
Walt Disney Co. (The)(1)	411,287	45,866,726

		$76,432,423

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.(1)	263,532	$45,548,871
Equity Residential	217,918	15,812,130

		$61,361,001

Food Products — 1.8%
Mondelez International, Inc., Class A(1)	636,114	$29,426,634
Nestle SA	166,901	14,551,077

		$43,977,711

Health Care Equipment & Supplies — 4.5%
Baxter International, Inc.(1)	515,687	$37,382,151
Boston Scientific Corp.(1)(2)	730,322	27,861,784
Danaher Corp.(1)	245,813	27,265,578
Fisher & Paykel Healthcare Corp., Ltd.	512,357	4,459,049
Intuitive Surgical, Inc.(2)	31,135	16,303,531

		$113,272,093

Health Care Providers & Services — 1.7%
Anthem, Inc.	86,874	$26,322,822
UnitedHealth Group, Inc.	60,113	16,242,533

		$42,565,355

Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC	1,239,749	$26,528,822

		$26,528,822

Household Products — 0.8%
Reckitt Benckiser Group PLC(1)	248,345	$19,108,823

		$19,108,823

Security	Shares	Value
Insurance — 3.4%
AIA Group, Ltd.(1)	1,688,569	$15,246,943
Aviva PLC(1)	4,469,971	24,310,426
Chubb, Ltd.(1)	174,022	23,153,627
Prudential PLC(1)	1,132,114	22,139,768

		$84,850,764

Interactive Media & Services — 5.4%
Alphabet, Inc., Class C(1)(2)	84,653	$94,504,070
Facebook, Inc., Class A(1)(2)	241,389	40,237,132

		$134,741,202

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)(2)	47,783	$82,126,076
ZOZO, Inc.	392,172	7,935,455

		$90,061,531

IT Services — 1.5%
Amadeus IT Group SA	196,827	$14,312,944
Visa, Inc., Class A	167,992	22,680,600

		$36,993,544

Leisure Products — 1.0%
Yamaha Corp.(1)	557,460	$24,396,429

		$24,396,429

Life Sciences Tools & Services — 0.8%
Lonza Group AG	72,362	$19,117,902

		$19,117,902

Machinery — 6.0%
Atlas Copco AB, Class A	538,833	$14,057,795
Fortive Corp.	275,781	20,680,817
Gardner Denver Holdings, Inc.(2)	653,087	16,111,656
ITT, Inc.(1)	499,247	26,240,422
MISUMI Group, Inc.	775,081	17,740,878
Stanley Black & Decker, Inc.	206,582	26,120,228
Xylem, Inc.(1)	402,082	28,652,363

		$149,604,159

Metals & Mining — 1.3%
Rio Tinto, Ltd.(1)	525,144	$33,391,644

		$33,391,644

Multi-Utilities — 1.4%
CMS Energy Corp.(1)	669,441	$34,904,654

		$34,904,654

Oil, Gas & Consumable Fuels — 5.9%
BP PLC	3,243,106	$22,154,122
ConocoPhillips(1)	354,207	23,976,272
EOG Resources, Inc.(1)	342,877	34,013,399
Exxon Mobil Corp.(1)	437,212	32,038,895
Phillips 66(1)	364,756	34,801,370

		$146,984,058

Security	Shares	Value
Personal Products — 1.2%
Unilever PLC(1)	552,147	$29,006,517

		$29,006,517

Pharmaceuticals — 5.8%
Eli Lilly & Co.(1)	242,626	$29,081,152
GlaxoSmithKline PLC(1)	1,658,329	32,212,317
Johnson & Johnson(1)	259,827	34,577,777
Novo Nordisk A/S, Class B	429,289	20,119,093
Zoetis, Inc.(1)	346,934	29,891,834

		$145,882,173

Professional Services — 1.3%
Verisk Analytics, Inc.(1)(2)	268,184	$31,487,483

		$31,487,483

Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV(1)	248,600	$43,472,056
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	329,636	12,400,906

		$55,872,962

Software — 2.8%
Microsoft Corp.(1)	678,190	$70,823,382

		$70,823,382

Specialty Retail — 3.1%
Industria de Diseno Textil SA	1,234,713	$34,538,875
Tiffany & Co.	152,241	13,508,344
TJX Cos., Inc. (The)	322,830	16,054,336
Ulta Beauty, Inc.(2)	44,875	13,099,910

		$77,201,465

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.(1)	274,048	$45,612,549
HP, Inc.(1)	1,203,480	26,512,665

		$72,125,214

Textiles, Apparel & Luxury Goods — 3.0%
adidas AG	106,771	$25,405,209
LVMH Moet Hennessy Louis Vuitton SE	75,784	24,311,521
Samsonite International SA(1)(3)	3,593,487	10,687,087
Tapestry, Inc.	357,887	13,853,806

		$74,257,623

Thrifts & Mortgage Finance — 0.6%
MGIC Investment Corp.(2)	1,143,598	$14,272,103

		$14,272,103

Wireless Telecommunication Services — 1.4%
Tele2 AB, Class B	2,744,575	$34,360,157

		$34,360,157

Total Common Stocks (identified cost $2,282,221,686)		$2,519,366,068

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(4)	5,181,155	$5,181,155

Total Short-Term Investments (identified cost $5,181,155)		$5,181,155

Total Investments — 101.1% (identified cost $2,287,402,841)		$2,524,547,223

Total Written Call Options — (1.2)% (premiums received $14,873,073)		$(30,271,323)

Other Assets, Less Liabilities — 0.1%		$1,570,347

Net Assets — 100.0%		$2,495,846,247

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $10,687,087 or 0.4% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $148,311.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	61.0%	$1,540,813,103
United Kingdom	11.5	291,607,620
Japan	4.8	120,892,077
Spain	3.8	96,488,804
Sweden	3.6	90,178,497
Germany	2.8	70,633,428
Netherlands	2.6	65,980,640
France	2.5	62,436,357
Switzerland	2.1	53,164,380
Canada	2.0	50,743,816
Denmark	0.8	20,119,093
Belgium	0.7	17,581,153
Hong Kong	0.6	15,246,943
Taiwan	0.5	12,400,906
Italy	0.5	11,801,357
New Zealand	0.2	4,459,049

Total Investments	100.0%	$2,524,547,223

Written Call Options — (1.2)%

Exchange-Traded Options — (1.2)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,850	EUR	58,449,455	EUR	3,075	2/1/19	$(1,725,455)
Dow Jones Euro Stoxx 50 Index	1,890	EUR	59,713,227	EUR	3,100	2/8/19	(1,366,171)
Dow Jones Euro Stoxx 50 Index	1,900	EUR	60,029,170	EUR	3,125	2/15/19	(1,081,432)
Dow Jones Euro Stoxx 50 Index	1,890	EUR	59,713,227	EUR	3,150	2/22/19	(881,926)
FTSE 100 Index	595	GBP	41,464,658	GBP	6,950	2/15/19	(558,796)
FTSE 100 Index	580	GBP	40,419,330	GBP	7,025	2/15/19	(292,462)
Nikkei 225 Index	125	JPY	2,596,686,250	JPY	20,375	2/1/19	(465,497)
Nikkei 225 Index	125	JPY	2,596,686,250	JPY	20,875	2/8/19	(179,753)
Nikkei 225 Index	125	JPY	2,596,686,250	JPY	21,000	2/15/19	(188,225)
Nikkei 225 Index	125	JPY	2,596,686,250	JPY	21,000	2/22/19	(252,056)
S&P 500 Index	225	USD	60,842,250	USD	2,525	2/1/19	(4,037,625)
S&P 500 Index	225	USD	60,842,250	USD	2,575	2/4/19	(2,918,250)
S&P 500 Index	225	USD	60,842,250	USD	2,625	2/6/19	(1,860,750)
S&P 500 Index	225	USD	60,842,250	USD	2,625	2/8/19	(1,887,750)
S&P 500 Index	225	USD	60,842,250	USD	2,610	2/11/19	(2,226,375)
S&P 500 Index	220	USD	59,490,200	USD	2,635	2/13/19	(1,723,700)
S&P 500 Index	220	USD	59,490,200	USD	2,675	2/15/19	(1,078,000)
S&P 500 Index	220	USD	59,490,200	USD	2,650	2/19/19	(1,524,600)
S&P 500 Index	220	USD	59,490,200	USD	2,650	2/20/19	(1,541,100)
S&P 500 Index	220	USD	59,490,200	USD	2,655	2/22/19	(1,511,400)
S&P 500 Index	220	USD	59,490,200	USD	2,670	2/25/19	(1,298,000)
S&P 500 Index	220	USD	59,490,200	USD	2,650	2/27/19	(1,672,000)

Total							$(30,271,323)

Abbreviations:

ADR	-	American Depositary Receipt

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $30,271,323.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$211,173,625	$34,360,157	$—	$245,533,782
Consumer Discretionary	138,642,472	175,171,974	—	313,814,446
Consumer Staples	73,257,951	110,971,572	—	184,229,523
Energy	147,575,595	22,154,122	—	169,729,717
Financials	229,644,323	175,703,592	—	405,347,915
Health Care	244,929,162	75,908,361	—	320,837,523
Industrials	171,393,914	136,709,832	—	308,103,746
Information Technology	192,633,911	92,703,178	—	285,337,089
Materials	35,474,209	76,746,688	—	112,220,897
Real Estate	61,361,001	—	—	61,361,001
Utilities	82,003,420	30,847,009	—	112,850,429
Total Common Stocks	$1,588,089,583	$931,276,485 *	$—	$2,519,366,068
Short-Term Investments	$—	$5,181,155	$—	$5,181,155
Total Investments	$1,588,089,583	$936,457,640	$—	$2,524,547,223

Liability Description
Written Call Options	$(23,279,550)	$(6,991,773)	$—	$(30,271,323)
Total	$(23,279,550)	$(6,991,773)	$—	$(30,271,323)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019